SCHEDULE OF LONG-TERM DEBT (Details) (Parenthetical) - Shanghai Bank [Member]	9 Months Ended
Sep. 30, 2021
Defined Benefit Plan Disclosure [Line Items]
Debt interest rate	1.00%
Debt maturity date, description	February 2024